Operating Segment Information - Summary of Domestic and International Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues [Abstract]
Revenue	$ 194,722	$ 205,168	$ 201,482	$ 208,465	$ 208,770	$ 198,098	$ 176,143	$ 182,312	$ 809,837	$ 765,323	$ 660,928
Income from operations [Abstract]
Income from operations									215,008	142,596	114,177
Depreciation and amortization [Abstract]
Depreciation and amortization									18,732	17,143	13,272
Expenditures for property and equipment [Abstract]
Expenditures for property and equipment									13,284	14,872	17,872
Property and equipment, net [Abstract]
Property and equipment, net	33,985				39,405				33,985	39,405
Assets
Assets	760,197				692,152				760,197	692,152
Domestic
Revenues [Abstract]
Revenue									474,715	395,549	334,066
Income from operations [Abstract]
Income from operations									111,869	73,858	55,011
Depreciation and amortization [Abstract]
Depreciation and amortization									16,284	14,536	11,988
Expenditures for property and equipment [Abstract]
Expenditures for property and equipment									12,414	12,527	15,628
Property and equipment, net [Abstract]
Property and equipment, net	29,274				34,091				29,274	34,091
Assets
Assets	595,180				475,050				595,180	475,050
International
Revenues [Abstract]
Revenue									335,122	369,774	326,862
Income from operations [Abstract]
Income from operations									103,139	68,738	59,166
Depreciation and amortization [Abstract]
Depreciation and amortization									2,448	2,607	1,284
Expenditures for property and equipment [Abstract]
Expenditures for property and equipment									870	2,345	2,244
Property and equipment, net [Abstract]
Property and equipment, net	4,711				5,314				4,711	5,314
Assets
Assets	$ 165,017				$ 217,102				$ 165,017	$ 217,102